[MHM, July 29, 2005]

[Translation]

SEMI-ANNUAL REPORT

(During the Eleventh Term)

From:  November 1, 2004

To:  April 30, 2005

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Eleventh Term)

From:  November 1, 2004

To:  April 30, 2005

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:

Semi-annual Report

To:

Director of Kanto Local Finance Bureau

Filing Date:

July 29, 2005

Accounting Period:

During the11th Period (From November 1, 2004 to April 30, 2005)

Name of the Registrant Fund:

PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:

PUTNAM GLOBAL INCOME TRUST

Name and Official Title of

Charles E. Porter

Representative of Trust:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registration Agent:

Harume Nakano

Attorney-at-Law

Ken Miura

Attorney-at-Law

Address or Place of Business

Marunouchi Kitaguchi Building

of Registrant Agent:

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

- ii -

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

Places where a copy of this Semi-annual Report

is available for Public Inspection:

Not applicable.

I.

STATUS OF INVESTMENT FUND

(1)

Diversification of Investment Portfolio

			(As of the end of May 2005)
Type of Asset	Name of Country	Total U.S. Dollars	Investment Ratio (%)
Foreign Government Bonds	Germany	17,492,788	10.24
	France	9,101,119	5.32
	United Kingdom	7,470,457	4.37
	Canada	6,984,675	4.09
	Austria	6,440,746	3.77
	Netherlands	6,269,607	3.67
	Sweden	1,928,646	1.13
	Denmark	1,828,764	1.07
	Italy	1,642,484	0.96
	Philippines	185,969	0.11
Sub-Total		59,345,255	34.73
U.S. Government Agency Mortgage Obligations	United States	48,960,848	28.65
Asset-Backed Securities	United States	19,384,836	11.34
	Cayman Islands	3,979,329	2.33
	United Kingdom	3,231,087	1.89
Sub-Total		26,595,252	15.56
Collateralized Mortgage Obligations	United States	24,849,501	14.54
	Ireland	525,632	0.30
	United Kingdom	269,664	0.16
	Luxembourg	169,653	0.10
Sub-Total		25,814,450	15.10
Corporate Bonds	Ireland	11,734,379	6.87
	Germany	4,158,441	2.43
	United States	3,822,321	2.24
	Austria	2,088,405	1.22
	France	697,650	0.41
	Supra-Nation	637,182	0.37
	Cayman Islands	274,883	0.17
	Netherlands	172,431	0.10
	Luxembourg	99,591	0.06
Sub-Total		23,685,283	13.87
U.S. Treasury Obligations	United States	826,678	0.48
Short-Term Investments	United States	14,928,394	8.73
Cash, Deposits and Other Assets (After deduction of liabilities)		-29,252,655	-17.12
Total (Net Asset Value)		170,903,505	100.00
		(18,476,377,962 yen)

Note 1:

Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.  The same applies hereinafter.

Note 2:

The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is JPY108.11 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on May 31, 2005.  The same applies hereinafter.

Note 3:

In this report, money amounts and percentages have been rounded.  Therefore, there are cases in which the amount for “total” column is not equal to the aggregate amount.  Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary.  As a result, in this report, there are cases in which figures for the same information differ from each other.

 (2)

Results of Past Operations

 (a)

Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2005 is as follows:

	Total Net Asset Value		Net Asset Value per Share
	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen
2004 End of June	30,857	3,336	12.12	1,310
July	30,385	3,285	12.09	1,307
August	30,882	3,339	12.28	1,328
September	30,873	3,338	12.39	1,339
October	31,245	3,378	12.66	1,369
November	32,085	3,469	13.03	1,409
December	31,848	3,443	13.14	1,421
2005 End of January	31,331	3,387	13.02	1,408
February	31,072	3,359	13.02	1,408
March	30,155	3,260	12.86	1,390
April	29,535	3,193	12.98	1,403
May	28,320	3,062	12.74	1,377

 (b)

Record of Distributions Paid (Class M Shares)

Period	Amount of Dividend paid per Share		Return of Capital
10th Fiscal Year (11/1/03-10/31/04)	$1.094	([YEN]118.27)	$0.000	([YEN]0.0)

Records of distribution paid and Net Asset Value per share from June 2004 to May 2005 are as follows:

Ex-dividend Date	Dividend (dollar)	Net Asset Value Per Share (dollar)
June 22, 2004	0.023	12.06
July 22, 2004	0.024	12.22
August 20, 2004	0.024	12.33
September 22, 2004	0.023	12.31
October 21, 2004	0.025	12.58
November 19, 2004	0.026	12.89
December 21, 2004	0.065	13.03
January 21, 2005	0.025	12.97
February 17, 2005	0.028	12.96
March 21, 2005	0.027	12.92
April 21, 2005	0.027	12.94
May 19, 2005	0.027	12.79

(c)

Record of Return Rate (Class M Shares)

Period	Return Rate (*)
June 1, 2004-May 31, 2005	7.99%

(*)

Return Rate (%) =[[Ending NAV*A]]/Beginning NAV]-1

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2004 and Ending NAV means net asset value per share on May 31, 2005.

II.

THE FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

III.

RECORD OF SALES AND REPURCHASES (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2005 and number of outstanding shares of the Fund as of the end of May 2005 are as follows:

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares
Worldwide	121,203	463,123	2,223,142
(In Japan)	(13,000)	(413,200)	(2,063,700)

Note:  The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV.

OUTLINE OF THE MANAGEMENT COMPANY

1.

Fund

 (1)

Amount of Capital Stock (as of the end of May 2005)

Not applicable.

 (2)

Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets.  The Fund has retained Putnam Investment Management, LLC., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of the Fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the Fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the Fund managed by PIL. PIL’s address is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

(3)

Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2.

Putnam Investment Management, LLC. (Investment Management Company)

(1)

Amount of Capital Stock

1.

Amount of member’s equity (as of the end of May, 2005):

$51,068,926*

2.

Record of Amount of Member’s equity (for the latest 5 years):

Year	Member’s Equity
End of 2000	$209,635,521
End of 2001	$170,497,323
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004+	-$9,155,466*

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2)

Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.  As of the end of May 2005, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of nearly $132.24 billion):

(as of the end of May 2005)

Country where Funds are established or managed	Principal Characteristics	Number of Funds	Net Asset Value (million dollars)
U.S.A.	Closed End Bond	12	$4,572.72
	Open End Balanced	13	$36,591.40
	Open End Bond	32	$30,741.00
	Open End Equity	51	$60,332.05
	Totals	108	$132,237.17

(3)

Miscellaneous

Regulatory matters and litigation.

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

V.

OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of Audited Annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:

Amendment to the Securities Registration Statement

To:

Director of Kanto Local Finance Bureau

Filing Date:

July 29, 2005

Name of the Registrant Issuer:

PUTNAM GLOBAL INCOME TRUST

Name and Official Title of

Charles E. Porter

Representative of Trust:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registration Agent:

Harume Nakano

Attorney-at-Law

Ken Miura

Attorney-at-Law

Address or Place of Business

Marunouchi Kitaguchi Building

of Registrant Agent

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

- ii -

Name of the Fund Making Public

PUTNAM GLOBAL INCOME TRUST

Offering or Sale of Foreign

Investment Fund Securities:

Aggregate Amount of

Up to 100 million Class M Shares

Foreign Investment Fund Securities

Up to the total amount aggregating the

to be Publicly Offered or Sold:

amounts calculated by multiplying the respective net asset value per Class M Share by the respective number of Class M Shares in respect of 100 million Class M Shares

(The Maximum amount expected to be sold is 1,302 million U.S. dollars (approximately ¥140.8 billion).

Places where a copy of this Amendment to

the Securities Registration Statement is

available for Public Inspection:

Not applicable.

Note 1:

The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥ 108.11 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on May 31, 2005.

Note 2:

The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2005 (U.S.$13.02) by 100 million Class M Shares for convenience.

I.

Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2005 due to the fact that the Semi-annual Report was filed on July 29, 2005.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.

Contents of the Amendments:

A.  Amendment due to filing the Semi-annual Report

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS	The Semi-annual Report	The way of amendment
PART II. INFORMATION ON THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE MANAGEMENT COMPANY
1. Fund	1. Fund
d. Amount of Capital Stock	(1) Amount of Capital Stock	Novation
2. Investment Management Company	2. Investment Management Company
d. Amount of Capital Stock:	(1) Amount of Capital Stock	Novation
5. STATUS OF INVESTMENT FUND	I. STATUS OF INVESTMENT FUND
(A) Diversification of Investment Portfolio	(1) Diversification of Investment Portfolio	Novation
(C) Results of Past Operations	(2) Results of Past Operations	Addition
PART III. DETAILED INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF THE FUND	II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND	Addition
V. RECORD OF SALES AND REPURCHASES	III. RECORD OF SALES AND REPURCHASES	Addition
PART IV. SPECIAL INFORMATION
I. OUTLINE OF THE MANAGEMENT COMPANY
1 Fund	IV. OUTLINE OF THE MANAGEMENT COMPANY
(A) Outline of the Fund:	1. Fund
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and Outline of Operation	(2) Description of Business and Outline of Operation	Novation

2. Investment Management Company
(A) Outline of Investment Management Company	2. Investment Management Company
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and Outline of Operation	(2) Description of Business and Outline of Operation	Novation

3 Financial Conditions of the Investment Management Company	V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY	Addition

The contents of the Semi-annual Report are as follows: [Omitted]

B.  Other amendment

PART III.

DETAILED INFORMATION ON THE FUND

II.

PROCEDURES, ETC.

1.

Procedures for Application (Sales), etc.:

a.

Sales in the United States

[Before amendment]

- Omitted hereinbefore -

Initial sales charges for class M shares

	Sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price **
Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.52	1.50
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	NONE	NONE
1,000,000 and above	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

Initial sales charges for class M shares

	Sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price **
Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.27	1.25
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	1.01	1.00
1,000,000 and above	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

- Omitted hereinafter -

PART IV.

SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2.

Putnam Investment Management LLC. (Investment Management Company)

(E)

Miscellaneous:

(5)

Litigation, etc.

[Before amendment]

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

[After amendment]

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.